Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
NET SALES	$ 530,348	$ 523,404	$ 556,146
COST OF SALES	269,541	272,210	281,541
GROSS PROFIT	260,807	251,194	274,605
OPERATING EXPENSES
Research and development	102,028	102,053	92,405
Sales and marketing	29,279	25,868	25,765
General and administrative	17,633	16,933	17,072
Impairment of goodwill and intangible assets	4,069	10,337
Amortization of intangible assets	2,964	2,534	2,103
Gain from disposal of noncurrent assets held for sale		(1,880)
Total operating expenses	155,973	155,845	137,345
OPERATING INCOME	104,834	95,349	137,260
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	134	103	2
Interest income	6,301	4,268	2,158
Foreign exchange gain (loss), net	(615)	(157)	(692)
Impairment of long-term investments		(120)	(13)
Interest expense	(378)	(423)	(127)
Loss on equity-method investment	(473)
Other income (loss), net	58	(19)	42
Total non-operating income	5,027	3,652	1,370
INCOME BEFORE INCOME TAX	109,861	99,001	138,630
INCOME TAX EXPENSE	11,791	24,046	27,690
NET INCOME	$ 98,070	$ 74,955	$ 110,940
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.68	$ 0.53	$ 0.79
Diluted	$ 0.68	$ 0.52	$ 0.78
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	144,123	142,738	140,919
Diluted (Thousands)	144,512	143,606	142,050
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 2.72	$ 2.10	$ 3.15
Diluted	$ 2.71	$ 2.09	$ 3.12
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	36,031	35,684	35,230
Diluted (Thousands)	36,128	35,902	35,513